Business Segment Information	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

23. Segment Information

The Company has identified three operating segments, the North America Segment, the International operating segment, and the Asia Pacific operating segment, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. The Company has aggregated the International and Asia Pacific operating segments as the “International Segment”. The segments are aggregated due to their similar economic characteristics. These characteristics include same services provided and same products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under accounting principles generally accepted in the U.S. (“U.S. GAAP”).

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. The Company does not include the investment gain resulting from the Liberty Acquisition nor income taxes as it believes these items to be outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement are centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate”.

Information pertaining to the Company's segments for the twelve-month periods ended December 31, 2012, 2011 and 2010 is set forth below.

	North America	International	Segment Total	Corporate	Total
2012

Net revenue external customers	$9,031,108	$4,740,132	$13,771,240	$29,042	$13,800,282
Inter - segment revenue	10,072	-	10,072	(10,072)	-
Revenue	9,041,180	4,740,132	13,781,312	18,970	13,800,282
Depreciation and amortization	(310,216)	(175,504)	(485,720)	(117,176)	(602,896)
Operating Income	1,615,348	809,269	2,424,617	(206,044)	2,218,573
Income (loss) from equity method investees	23,408	919	24,327	(6,885)	17,442
Segment assets(1)	14,170,453	5,892,477	20,062,930	2,263,068	22,325,998
thereof investments in equity method investees	266,521	378,626	645,147	(7,774)	637,373
Capital expenditures, acquisitions and investments (2)	2,147,522	230,888	2,378,410	175,808	2,554,218

2011

Net revenue external customers	$7,925,472	$4,627,950	$12,553,422	$17,093	$12,570,515
Inter - segment revenue	9,196	-	9,196	(9,196)	-
Revenue	7,934,668	4,627,950	12,562,618	7,897	12,570,515
Depreciation and amortization	(269,055)	(173,600)	(442,655)	(114,628)	(557,283)
Operating Income	1,435,450	807,437	2,242,887	(167,995)	2,074,892
Income (loss) from equity method investees	32,387	69	32,456	(1,497)	30,959
Segment assets(3)	11,761,777	5,589,421	17,351,198	2,181,652	19,532,850
thereof investments in equity method investees	322,990	370,447	693,437	(1,412)	692,025
Capital expenditures, acquisitions and investments (4)	1,055,183	1,161,825	2,217,008	166,176	2,383,184

2010

Net revenue external customers	$7,920,441	$3,923,301	$11,843,742	$452	$11,844,194
Inter - segment revenue	5,419	-	5,419	(5,419)	-
Revenue	7,925,860	3,923,301	11,849,161	(4,967)	11,844,194
Depreciation and amortization	(254,205)	(148,852)	(403,057)	(100,167)	(503,224)
Operating Income	1,385,651	677,630	2,063,281	(139,476)	1,923,805
Income (loss) from equity method investees	8,753	196	8,949	-	8,949
Segment assets	11,720,495	4,787,479	16,507,974	586,687	17,094,661
thereof investments in equity method investees	243,452	6,921	250,373	-	250,373
Capital expenditures, acquisitions and investments (5)	448,327	559,774	1,008,101	279,866	1,287,967

(1) If production were still managed within the segments, as it was in 2010, segment assets would have been $15,261,647 in North America, $6,631,674 in International and $432,677 in Corporate in 2012.
(2) North America and International acquisitions exclude $484,699 and $6,624, respectively, of non-cash acquisitions and investments for 2012.
(3) If production were still managed within the segments, as it was in 2010, segment assets would have been $12,805,094 in North America, $6,212,698 in International and $515,058 in Corporate in 2011.
(4) North America and International acquisitions exclude $6,000 and $225,034, respectively, of non-cash acquisitions and investments for 2011.
(5) North America, International and Corporate acquisitions exclude $122,847, $32,935 and $2,125, respectively, of non-cash acquisitions and investments for 2010.

For the geographic presentation, revenues are attributed to specific countries based on the end user's location for products and the country in which the service is provided. Information with respect to the Company's geographic operations is set forth in the table below:

	Germany	North America	Rest of the World	Total

2012
Net revenue	$424,885	$9,031,108	$4,344,289	$13,800,282
Long-lived assets	490,493	12,421,822	3,151,401	16,063,716

2011
Net revenue	$425,507	$7,925,472	$4,219,536	$12,570,515
Long-lived assets	417,805	10,318,964	3,010,780	13,747,549

2010
Net revenue	$374,883	$7,920,441	$3,548,870	$11,844,194
Long-lived assets	471,537	9,236,166	2,139,877	11,847,580